Segment Information (Reportable Segments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	$ 6,524.0	$ 6,226.0
Allowance for Funds Used During Construction, Investing Activities	30.0	16.0
Regulated Fuel Adjustment	(46.0)	59.0
Depreciation, Depletion and Amortization	916.0	856.0
Interest Expense	724.0	705.0
Internally Allocated Interest	0.0	0.0
Income (Loss) from Equity Method Investments	154.0	124.0
Income tax expense (recovery)	69.0	520.0
Net income attributable to common shareholders	709.6	266.1
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	2,151.0	1,522.0
Assets, Total	32,314.0	28,806.0
Goodwill	6,313.0	5,805.0	$ 6,213.0
Investments subject to significant influence	1,316.0	1,215.0
All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	6,525.0	6,226.0
Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(1.0)	0.0
Intersegment Eliminations [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(54.0)	(58.0)
Allowance for Funds Used During Construction, Investing Activities	0.0	0.0
Regulated Fuel Adjustment	0.0	0.0
Depreciation, Depletion and Amortization	0.0	0.0
Interest Expense	0.0	0.0
Internally Allocated Interest	0.0	0.0
Income (Loss) from Equity Method Investments	0.0	0.0
Income tax expense (recovery)	0.0	0.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	0.0	0.0
Assets, Total	(34.0)	(86.0)
Goodwill	0.0	0.0
Investments subject to significant influence	0.0	0.0
Intersegment Eliminations [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0.0	0.0
Intersegment Eliminations [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(54.0)	(58.0)
Emera Florida And New Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	3,675.0	3,623.0
Allowance for Funds Used During Construction, Investing Activities	21.0	5.0
Regulated Fuel Adjustment	0.0	0.0
Depreciation, Depletion and Amortization	534.0	500.0
Interest Expense	238.0	248.0
Internally Allocated Interest	0.0	0.0
Income (Loss) from Equity Method Investments	0.0	0.0
Income tax expense (recovery)	101.0	529.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	1,548.0	910.0
Assets, Total	20,051.0	17,216.0
Goodwill	6,053.0	5,566.0
Investments subject to significant influence	0.0	0.0
Emera Florida And New Mexico Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	3,675.0	3,623.0
Emera Florida And New Mexico Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0.0	0.0
Nova Scotia Power Inc Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,440.0	1,338.0
Allowance for Funds Used During Construction, Investing Activities	6.0	8.0
Regulated Fuel Adjustment	(46.0)	59.0
Depreciation, Depletion and Amortization	219.0	207.0
Interest Expense	142.0	134.0
Internally Allocated Interest	0.0	0.0
Income (Loss) from Equity Method Investments	0.0	0.0
Income tax expense (recovery)	8.0	0.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	345.0	385.0
Assets, Total	5,143.0	4,979.0
Goodwill	0.0	0.0
Investments subject to significant influence	0.0	0.0
Nova Scotia Power Inc Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,437.0	1,335.0
Nova Scotia Power Inc Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	3.0	3.0
Emera Maine Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	278.0	297.0
Allowance for Funds Used During Construction, Investing Activities	3.0	3.0
Regulated Fuel Adjustment	0.0	0.0
Depreciation, Depletion and Amortization	64.0	47.0
Interest Expense	22.0	20.0
Internally Allocated Interest	0.0	0.0
Income (Loss) from Equity Method Investments	3.0	1.0
Income tax expense (recovery)	11.0	27.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	100.0	82.0
Assets, Total	1,721.0	1,540.0
Goodwill	156.0	143.0
Investments subject to significant influence	35.0	13.0
Emera Maine Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	278.0	297.0
Emera Maine Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0.0	0.0
Emera Caribbean Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	467.0	434.0
Allowance for Funds Used During Construction, Investing Activities	0.0	0.0
Regulated Fuel Adjustment	0.0	0.0
Depreciation, Depletion and Amortization	50.0	51.0
Interest Expense	27.0	25.0
Internally Allocated Interest	0.0	0.0
Income (Loss) from Equity Method Investments	3.0	3.0
Income tax expense (recovery)	(2.0)	0.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	87.0	72.0
Assets, Total	1,373.0	1,251.0
Goodwill	104.0	96.0
Investments subject to significant influence	42.0	39.0
Emera Caribbean Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	467.0	434.0
Emera Caribbean Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0.0	0.0
NEGG [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total		465.0
Allowance for Funds Used During Construction, Investing Activities		0.0
Regulated Fuel Adjustment		0.0
Depreciation, Depletion and Amortization		48.0
Interest Expense		2.0
Internally Allocated Interest		(24.0)
Income (Loss) from Equity Method Investments		24.0
Income tax expense (recovery)		18.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures		47.0
Corporate and Other [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	104.0	127.0
Allowance for Funds Used During Construction, Investing Activities	0.0	0.0
Regulated Fuel Adjustment	0.0	0.0
Depreciation, Depletion and Amortization	3.0	3.0
Interest Expense	290.0	276.0
Internally Allocated Interest	24.0	24.0
Income (Loss) from Equity Method Investments	110.0	96.0
Income tax expense (recovery)	(115.0)	(54.0)
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	38.0	26.0
Assets, Total	2,275.0	2,331.0
Goodwill	0.0	0.0
Investments subject to significant influence	1,239.0	1,163.0
Amortization Related to Unregulated Long Term Debt	12.0	24.0
Corporate and Other [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	68.0	86.0
Corporate and Other [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	36.0	41.0
Emera Energy Services [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	614.0
Allowance for Funds Used During Construction, Investing Activities	0.0
Regulated Fuel Adjustment	0.0
Depreciation, Depletion and Amortization	46.0
Interest Expense	5.0
Internally Allocated Interest	(24.0)
Income (Loss) from Equity Method Investments	38.0
Income tax expense (recovery)	66.0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	33.0
Assets, Total	1,785.0	1,575.0
Goodwill	0.0	0.0
Investments subject to significant influence	0.0	0.0
Emera Energy Services [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	600.0	451.0
Emera Energy Services [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	$ 14.0	$ 14.0